PROPERTY, PLANT AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2017
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment consisted of the following:

	December 31, 2016	December 31, 2015
Land	$253,110	$91,256
Process units, pipelines and equipment	2,504,008	2,209,712
Buildings and leasehold improvements	49,020	34,265
Computers, furniture and fixtures	81,780	72,642
Construction in progress	289,338	150,388
	3,177,256	2,558,263
Less—Accumulated depreciation	(448,557)	(347,173)
	$2,728,699	$2,211,090

Depreciation expense for the years ended December 31, 2016, 2015 and 2014 was $104,293, $88,474 and $113,533, respectively. The Company capitalized $8,333 and $3,529 in interest during 2016 and 2015, respectively, in connection with construction in progress.
For the year ended December 31, 2014, the Company determined that it would abandon a capital project at the Delaware City refinery. The project was related to the construction of a new hydrocracker (the “Hydrocracker Project”). The carrying value for the Hydrocracker Project was $28,508. The total pre-tax impairment charge of $28,508 was recorded in depreciation and amortization expense for the year ended December 31, 2014. No additional cash expenditures were incurred related to the Hydrocracker Project subsequent to the impairment charge.